Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	AlTi Global, Inc.
Entity Central Index Key	0001838615
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1552220
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	396-5904
Amendment Description	Amendment No. 2
Entity Primary SIC Number	6282
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	396-5904
Contact Personnel Name	Michael Tiedemann